Income Taxes - Components of Income Tax Expense (Benefit) (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Tax Expense Income And Adjustments For Current Tax Of Prior Periods [Abstract]
Current income tax	$ (47,840,814)	$ (133,038,125)	$ (135,594,643)
Adjustments to current tax from the previous period	(5,882,343)	(24,409)	(295,585)
Current tax income/(expense) related to hedge accounting	(38,594,801)	18,309,177	23,630,564
Current tax expense, net	(92,317,958)	(114,753,357)	(112,259,664)
Expense from deferred taxes for origination and reversal of temporary differences	(17,447,105)	2,653,838	29,042,729
Expense for deferred income tax due to changes in tax rates or the introduction of new taxes	4,818,298
Total deferred tax benefit	(12,628,807)	2,653,838	29,042,729
Income tax expense, continuing operations	$ (104,946,765)	$ (112,099,519)	$ (83,216,935)